PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Prepayments Deposits And Other Receivables Net
Provision for impairment losses	$ 285